Commitments and Contingencies - Additional Information (Detail) - Underwriting Agreement [Member]	Jan. 22, 2021 USD ($) $ / shares shares
Commitments And Contingencies [Line Items]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days
Additional Units that can be purchased to cover over-allotments (in shares) | shares	3,375,000
Underwriting discount per unit | $ / shares	$ 0.20
Deferred underwriting commission payable per unit | $ / shares	$ 0.35
Proposed Public Offering [Member]
Commitments And Contingencies [Line Items]
Underwriting discount payable	$ 4,500,000
Deferred underwriting commission payable non current	7,875,000
Proposed Public Offering Including Over Allotment Option [Member]
Commitments And Contingencies [Line Items]
Underwriting discount payable	5,175,000
Deferred underwriting commission payable non current	$ 9,056,250